Finance lease (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 25, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 0		$ 54,237
Amounts representing interest and deferred finance fees	0		(10,594)
Finance lease obligations, net of interest and deferred finance fees	0		43,643
Current portion of finance lease obligations	0		2,151
Current portion of deferred finance fees	0		(122)
Non-current portion of finance lease obligations	0		42,177
Non-current portion of deferred finance fees	0		(563)
Total finance lease obligations, net of deferred finance fees	0		43,643
CMBFL Shandong
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 0	$ 41,000	$ 54,237